Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 10, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares	Dec. 31, 2014	Jun. 30, 2018 ₪ / shares
Shareholders' Equity (Textual)
Ordinary shares sold | shares		8,625,000
Net proceeds from offering | $		$ 35,077		$ 35,077
Ordinary shares offering, description		The company closed a follow on and secondary offering where by 8,625,000 ordinary shares were sold in the transaction to the public of which 2,300,000 were issued by the Company and 6,325,000 were sold by the selling shareholders (inclusive of 1,125,000 ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters).
Unrecognized compensation cost | $			$ 7,124
Weighted average vesting period			2 years 7 months 2 days
Options exercisable, description			Options granted before 2014 generally vest in portions as follows: 50% of total options are exercisable two years after the date determined for each optionee, a further 25% three years after the date determined for each optionee and a 25% four years after the date determined for each optionee.		25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three-month period for 3 years. Under the Equity Incentive Plans and starting 2017, the Company grants Restricted Stock Units ("RSUs"). The RSU's generally vest over a period of four years of employment. Options and RSU that have vested are exercisable for up to 10 years from the grant date of the options or RSU to each employee.
Weighted average fair value of options granted | $ / shares			$ 18.05	$ 10.81
Fair value of options vested per share | $ / shares			$ 17.8
Recognized reduction revenues | $			$ 1,500	$ 2,400
Warrants [Member]
Shareholders' Equity (Textual)
Granted of total warrant | shares			598,647
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Textual)
Weighted average fair value of options granted | $ / shares			$ 14.04	$ 21.15
Master Purchase Agreement [Member]
Shareholders' Equity (Textual)
Warrants to purchase ordinary shares | shares	2,932,176
Exercise price | $ / shares	$ 13.03
Payments for purchased products and services | $	$ 150,000
Vesting period	5 years
Agreement term, description	The warrants are subject to vesting as a function of payments for purchased products and services of up to $150 million over a five years period beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company.
Option [Member]
Shareholders' Equity (Textual)
Ordinary shares, par value | ₪ / shares						₪ 0.01